Fair Value Measurements (Tables)	3 Months Ended
Mar. 30, 2017
Fair Value Measurements
Schedule of Assets (Liabilities) Measured at Fair Value on a Recurring Basis

(in thousands)	As of March 30, 2017	Level 1	Level 2	Level 3
Interest rate caps (cash flow hedges)	$2,020	$—	$2,020	$—

(in thousands)	As of December 29, 2016	Level 1	Level 2	Level 3
Interest rate caps (cash flow hedges)	$2,473	$—	$2,473	$—